S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Sep. 14, 2026 USD ($) shares
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	7,187,500
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	4,000,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 6,000,000
loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	400,000
Working capital loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,500,000